2016 Incentive Stock Plan	12 Months Ended
Dec. 31, 2022
Avra Medical Robotics, Inc. [Member]
2016 Incentive Stock Plan [Line Items]
2016 INCENTIVE STOCK PLAN

 NOTE 9 – 2016 INCENTIVE STOCK PLAN

On August 1, 2016, the Company adopted the 2016 Incentive Stock Plan (the “Plan”). The Plan provides for the granting of options to employees, directors, consultants and advisors to purchase up to 3,000,000 shares of the Company’s common stock. The Board is responsible for the administration of the Plan. The Board determines the term of each option, the option exercise price, the number of shares for which each option is granted and the rate at which each option is exercisable. Incentive stock options may be granted to any officer or employee at an exercise price per share of not less than the fair market value per common share on the date of the grant. On August 1, 2019, the Board increased the plan to 10,000,000 shares of common stock. Our board of directors and majority shareholders in July 2022, approved a subsequent increase in the number of shares of our common stock reserved under the 2016 Plan to 20,000,000 shares of common stock.

Stock options are accounted for in accordance with FASB ASC Topic 718-10-55-136., Compensation –Stock Compensation, with option expense amortized over the vesting period based on the Black-Scholes option-pricing model fair value on the grant date, which includes a number of estimates that affect the amount of expense. During the years ended December 31, 2022 and 2021, $679,612 and $159,949, respectively, of expensed stock options has been recorded as stock-based compensation and classified in general and administrative expense on the Statement of Operations.

On October 1, 2021 the Company issued a total of 1,500,000 of stock options to consultants with an exercise price of $0.25 per option.

On October 1, 2021 the Company issued 50,000 stock options to each of its two independent Directors with an exercise price of $0.25 per option.

On October 1, 2021 the Company issued 350,000 stock options to its Chief Medical Officer with an exercise price of $0.25 per option.

On October 1, 2021 the Company issued a total of 390,000 stock options to the Company’s CEO with an exercise price of $0.25 per option for the extension of loans.

On June, 2022 the Company issued 150,000 stock options to a consultant with an exercise price of $0.10 per option. This option ceased vesting upon the departure of the consultant in September 2022.

On July 1, 2022 the Company issued 500,000 stock options to its Chief Medical Officer with an exercise price of $0.10 per option.

On July 1, 2022 the Company issued 3,020,000 stock options to consultants with an exercise price of $0.10 per option.

On July 1, 2022 the Board issued 5,400,000 stock options to the CEO as a performance bonus and in return for his foregoing all of his 2002 calendar year salary.

Expected volatilities are based on the average volatilities of six similar companies; fair market values are calculated using the implied share values of recent company financings or OTC closing prices for that day, whichever is more suitable; risk-free rate used was 2%.